Accrued expenses and other current liabilities	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
	RMB	RMB
Professional service fees	8,562	9,282
Refund liability	7,792	6,802
Payables to third-party financial institutions	5,000	2,976
Accrued expenses	1,586	541
Payables on behalf of third parties	1,055	1,208
Others	1,253	1,205
Total	25,248	22,014

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)